SHARE BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2025
SHARE BASED COMPENSATION
Schedule of number outstanding share options and weighted average exercise prices

The continuity of outstanding stock options at September 30, 2025 and 2024 is as follows:

		Weighted average		Weighted average
	2025	exercise price	2024	exercise price
Beginning balance	1,827,165	$1.21	1,638,309	$1.44
Granted	514,937	$16.83	1,506,246	$1.12
Exercised	(1,698,476)	$0.88	(213,703)	$0.80
Cancelled	—	—	(862,500)	$1.60
Expired	—	—	(241,187)	$1.20
Ending balance - outstanding	643,626	$13.71	1,827,165	$1.21

The detail of outstanding options at September 30, 2025 and 2024 is as follows:

	September 30,		Exercise	September 30,		Exercise
Expiry Date	2025	Exercisable	Price	2024	Exercisable	Price
August 28, 2025	—	—	—	75,000	75,000	$0.80
November 21, 2027	3,689	3,689	$0.80	245,920	245,920	$0.80
July 4, 2029	—	—	—	375,000	375,000	$0.92
July 8, 2029	—	—	—	250,000	250,000	$0.92
August 7, 2029	125,000	125,000	$1.24	862,500	862,500	$1.24
September 11, 2029	—	—	—	18,745	18,745	$1.16
October 29, 2029	34,937	34,937	$16.16	—	—	—
November 27, 2029	9,375	9,375	$11.12	—	—	—
January 30, 2030	50,000	50,000	$39.28	—	—	—
February 28, 2030	37,500	21,875	$21.68	—	—	—
March 17, 2030	62,500	10,417	$19.04	—	—	—
March 17, 2030	6,250	3,125	$18.80	—	—	—
April 24, 2030	28,125	3,906	$18.00	—	—	—
April 24, 2030	25,000	3,472	$18.00	—	—	—
June 3, 2030	31,250	2,604	$22.00	—	—	—
July 24, 2030	62,500	3,472	$12.00	—	—	—
July 25, 2030	130,000	7,222	$8.48	—	—	—
August 28, 2030	37,500	—	$11.13	—	—	—
Ending balance - outstanding	643,626	279,095	$13.71	1,827,165	1,827,165	$1.21